Equipment and Vehicles, Net	3 Months Ended
Mar. 31, 2025
Equipment and Vehicles, Net [Abstract]
Equipment and vehicles, net
(13)	Equipment and vehicles, net

Equipment and vehicles consist as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Office equipment	$26,976	$26,912
Tools and instruments	22,741	22,687
Machinery and equipment	22,304	22,251
Facilities	197,787	210,613
Vehicles	9,397	9,375
	279,206	291,838
Less accumulated depreciation	(278,207)	(289,504)
Equipment and vehicles, net	$999	$2,334